Investment Property, Net - Summary of Investment Property (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Investment property	₩ 1,955,896	₩ 1,616,294	₩ 1,074,031
Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	866,450	787,304	308,523
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	942,851	655,786	593,505
Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	1,755	1,873	1,356
Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Investment property	144,840	171,331	₩ 170,647
Gross amount [member]
Disclosure of detailed information about investment property [line items]
Investment property	2,242,009	1,921,091
Gross amount [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	876,549	804,022
Gross amount [member] | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	1,173,721	905,649
Gross amount [member] | Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	3,342	3,384
Gross amount [member] | Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Investment property	188,397	208,036
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about investment property [line items]
Investment property	(286,113)	(304,797)
Accumulated depreciation, amortization and impairment [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	(10,099)	(16,718)
Accumulated depreciation, amortization and impairment [member] | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	(230,870)	(249,863)
Accumulated depreciation, amortization and impairment [member] | Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	(1,587)	(1,511)
Accumulated depreciation, amortization and impairment [member] | Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Investment property	₩ (43,557)	₩ (36,705)